Property, plant and equipment, net	6 Months Ended
Jun. 30, 2020
Property, plant and equipment, net
Property, plant and equipment, net

Note 10 – Property, plant and equipment, net

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	June 30,	December 31,
	2020	2019

Building	$5,123,313	$5,199,348
Machinery and Production equipment	1,874,073	1,901,886
Electronic equipment	237,347	240,606
Office equipment	55,143	55,961
Automobiles	461,577	501,156
Construction in progress	122,999	117,014
Subtotal	7,874,452	8,015,971
Less: Accumulated depreciation	(5,454,555)	(5,315,937)
Property, plant and equipment, net	$2,419,897	$2,700,034

Depreciation expense was $227,049 and $446,849 for the six months ended June 30, 2020 and 2019, respectively, among which $227,049 and $237,039 were for continuing operations, respectively.

As of June 30, 2020 and December 31, 2019, building with net book value of $890,746 (all from continuing operations) and $966,201 (all from continuing operations), respectively, were pledged as collateral for bank loans (Note 12).